INVESTMENTS (CONTINUOUS UNREALIZED LOSS POSITION) (Details) $ in Millions	Dec. 31, 2015 USD ($) securities	Dec. 31, 2014 USD ($) securities
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Number Of Fixed Maturities | securities	141	70
Public Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	$ 243	$ 29
Less than 12 Months, Gross Unrealized Losses	(9)	(1)
12 Months or Longer, Fair Value	11	37
12 Months or Longer, Gross Unrealized Losses	(1)	(1)
Total Fair Value	254	66
Total, Gross Unrealized Losses	(10)	(2)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	631	575
Private Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	58	12
Less than 12 Months, Gross Unrealized Losses	(2)	0
12 Months or Longer, Fair Value	0	1
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	58	13
Total, Gross Unrealized Losses	(2)	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	183	190
US Treasury Government And Agency
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	16	16
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	16	16
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	29	27
State and Political Sub-divisions
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value		1
Less than 12 Months, Gross Unrealized Losses		0
12 Months or Longer, Fair Value		0
12 Months or Longer, Gross Unrealized Losses		0
Total Fair Value		1
Total, Gross Unrealized Losses		0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	6	6
Commercial Mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	4	1
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	13	20
12 Months or Longer, Gross Unrealized Losses	(7)	(11)
Total Fair Value	17	21
Total, Gross Unrealized Losses	(7)	(11)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	32	34
Redeemable preferred stock
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	0	5
Less than 12 Months, Gross Unrealized Losses	0	0
12 Months or Longer, Fair Value	2	4
12 Months or Longer, Gross Unrealized Losses	0	0
Total Fair Value	2	9
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	17	18
Fixed Maturities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	321	64
Less than 12 Months, Gross Unrealized Losses	(11)	(1)
12 Months or Longer, Fair Value	26	62
12 Months or Longer, Gross Unrealized Losses	(8)	(12)
Total Fair Value	347	126
Total, Gross Unrealized Losses	$ (19)	(13)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	1.30%
Debt Securities Exposure In Single Issuer Of Total Investments	$ 15	15
Amortized Cost	898	850
Unrealized investment gains (losses)	8	28
The carrying value of fixed maturities non-income producing	2
Fixed Maturities | Other Than Investment Grade
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	$ 42	$ 48
Percentage Of Available For Sale Securities	4.70%	5.60%
Unrealized investment gains (losses)	$ 1	$ 8